Schedule of Investments
July 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.96%
Australia–1.17%
ALS Ltd.	700,100	$8,138,996
Cochlear Ltd.	35,500	7,247,431
Computershare Ltd.	467,508	12,585,035
		27,971,462
Austria–0.32%
ANDRITZ AG	108,730	7,566,620
Brazil–2.94%
Embraer S.A., ADR	194,992	11,227,639
Itausa S.A., Preference Shares	5,749,800	10,627,717
Odontoprev S.A.	2,130,200	4,568,885
Raia Drogasil S.A.	8,702,800	20,935,025
TOTVS S.A.	1,032,800	8,043,576
WEG S.A.	2,287,700	15,161,316
		70,564,158
Canada–0.59%
CCL Industries, Inc., Class B	141,475	7,907,938
Sprott, Inc.	93,075	6,269,532
		14,177,470
China–0.50%
Chow Tai Fook Jewellery Group Ltd.	7,098,600	11,855,309
Denmark–0.96%
ChemoMetec A/S	134,800	10,404,028
Pandora A/S	77,090	12,727,218
		23,131,246
Finland–0.30%
Elisa OYJ	140,154	7,211,297
France–2.47%
Alten S.A.	79,000	6,420,740
Gaztransport Et Technigaz S.A.	48,034	9,034,490
Interparfums S.A.	180,000	6,609,713
Lectra	212,963	5,923,867
Legrand S.A.	106,699	15,760,159
Neurones	183,055	9,029,737
Thermador Groupe	36,000	3,360,208
Vetoquinol S.A.	35,000	3,078,276
		59,217,190
Germany–1.79%
Amadeus Fire AG(a)	42,000	3,206,644
Atoss Software SE	26,130	3,504,863
Carl Zeiss Meditec AG, BR	435,429	24,010,368
Knorr-Bremse AG	122,759	12,252,015
		42,973,890
Hong Kong–0.45%
HKT Trust & HKT Ltd.	6,870,000	10,817,346
India–0.40%
AIA Engineering Ltd.	61,295	2,189,439
Coforge Ltd.	250,576	4,965,126
Shares		Value
India–(continued)
Triveni Turbine Ltd.	363,237	$2,468,748
		9,623,313
Indonesia–0.93%
PT Indofood CBP Sukses Makmur Tbk	6,839,900	4,063,098
PT Selamat Sempurna Tbk	33,000,000	3,974,571
PT Telkom Indonesia (Persero) Tbk	68,393,500	12,009,553
PT United Tractors Tbk	1,509,800	2,212,338
		22,259,560
Ireland–0.48%
AIB Group PLC	1,470,746	11,602,200
Israel–0.31%
Check Point Software Technologies Ltd.(b)	40,113	7,469,041
Italy–0.52%
DiaSorin S.p.A.	51,487	5,033,626
Interpump Group S.p.A.	183,000	7,508,164
		12,541,790
Japan–11.04%
As One Corp.	250,000	3,928,687
Azbil Corp.	1,178,600	11,013,312
Disco Corp.	68,700	20,302,668
DTS Corp.	361,645	11,998,636
Fujimi, Inc.	350,000	5,219,079
Fukui Computer Holdings, Inc.	180,000	3,635,218
Funai Soken Holdings, Inc.	227,000	3,573,024
Japan Elevator Service Holdings Co. Ltd.	318,000	8,489,173
JCU Corp.	150,000	3,528,193
MEITEC Group Holdings, Inc.	256,800	5,371,640
MISUMI Group, Inc.	1,066,702	15,360,541
MonotaRO Co. Ltd.	325,000	5,787,248
NOF Corp.	495,000	9,852,931
Nomura Research Institute Ltd.	154,691	6,121,187
NSD Co. Ltd.	250,000	5,979,525
OBIC Business Consultants Co. Ltd.	143,000	8,247,516
OBIC Co. Ltd.	402,100	14,315,794
SCSK Corp.	149,800	4,661,012
Seria Co. Ltd.	597,900	11,011,267
Shimano, Inc.	82,802	9,058,198
SHO-BOND Holdings Co. Ltd.	292,800	9,349,080
SMS Co. Ltd.	715,600	7,163,802
Sysmex Corp.	954,447	15,505,804
TechnoPro Holdings, Inc.	286,200	9,064,006
TKC Corp.	238,600	7,167,081
Toyo Suisan Kaisha Ltd.	225,300	14,394,101
USS Co. Ltd.	1,068,400	11,612,319
Visional, Inc.(b)	297,427	23,248,517
		264,959,559
Netherlands–0.32%
IMCD N.V.	69,899	7,661,677
South Africa–0.11%
Hudaco Industries Ltd.	240,000	2,556,466
See accompanying notes which are an integral part of this schedule.
Invesco Global Opportunities Fund

Shares		Value
South Korea–0.98%
Coway Co. Ltd.	157,632	$12,294,612
NICE Information Service Co. Ltd.	567,769	6,657,998
Park Systems Corp.	23,225	4,584,659
		23,537,269
Sweden–2.92%
Addtech AB, Class B	269,397	9,056,637
Cellavision AB	75,311	1,347,435
Hexpol AB	690,000	5,941,582
Indutrade AB	167,303	4,062,853
Karnov Group AB(b)	626,500	7,424,625
Loomis AB	198,138	7,834,237
MIPS AB(c)	120,000	5,085,761
Mycronic AB	510,000	11,066,428
Spotify Technology S.A.(b)	8,513	5,333,735
Svenska Handelsbanken AB, Class A	1,054,218	12,844,988
		69,998,281
Switzerland–2.91%
Belimo Holding AG	8,190	9,530,931
BKW AG	34,268	7,651,103
Bossard Holding AG, Class A	16,500	3,496,939
Cembra Money Bank AG	54,157	6,078,051
Kardex Holding AG	12,000	4,620,804
Partners Group Holding AG	20,471	27,519,094
Tecan Group AG, Class R(b)	32,000	6,335,732
VZ Holding AG	21,392	4,527,599
		69,760,253
Taiwan–0.68%
Advantech Co. Ltd.	969,000	10,779,002
Nien Made Enterprise Co. Ltd.	394,000	5,624,235
		16,403,237
Thailand–1.07%
Bumrungrad Hospital PCL, Foreign Shares	4,943,541	25,710,514
United Kingdom–4.47%
Bunzl PLC	367,652	10,910,977
Greggs PLC	232,437	4,833,408
Halma PLC	125,965	5,389,853
Hill & Smith PLC	210,646	5,669,481
Howden Joinery Group PLC	486,692	5,634,223
IMI PLC	157,464	4,600,300
Intertek Group PLC	148,471	9,653,581
Rathbones Group PLC	272,500	6,869,753
Rightmove PLC	408,054	4,403,510
Rotork PLC	2,940,459	12,612,240
Spirax Group PLC	226,703	18,945,263
TechnipFMC PLC	295,881	10,761,192
Weir Group PLC (The)	196,922	6,918,045
		107,201,826
United States–59.33%
Alnylam Pharmaceuticals, Inc.(b)	54,993	21,570,454
Ares Management Corp., Class A(a)	159,497	29,591,478
AutoZone, Inc.(b)	4,316	16,264,328
Axon Enterprise, Inc.(b)	44,492	33,613,261
BJ’s Wholesale Club Holdings, Inc.(a)(b)	92,786	9,826,037
Carpenter Technology Corp.	71,719	17,886,001
Carvana Co.(b)	40,962	15,982,144
Shares		Value
United States–(continued)
Casey’s General Stores, Inc.	30,574	$15,902,455
CBRE Group, Inc., Class A(b)	138,280	21,535,727
Cencora, Inc.	100,142	28,648,623
Cheniere Energy, Inc.	82,548	19,471,422
Chewy, Inc., Class A(b)	430,792	15,810,066
Circle Internet Group, Inc.(b)	28,121	5,160,766
Cloudflare, Inc., Class A(b)	168,683	35,032,085
Comfort Systems USA, Inc.	33,930	23,862,969
Credo Technology Group Holding Ltd.(b)	97,114	10,833,067
Curtiss-Wright Corp.(a)	43,063	21,110,344
CyberArk Software Ltd.(b)	58,664	24,138,476
Darden Restaurants, Inc.	105,963	21,369,558
DoorDash, Inc., Class A(b)	109,728	27,459,432
Duolingo, Inc.(a)(b)	48,889	16,942,483
Dutch Bros, Inc., Class A(a)(b)	195,422	11,582,662
EMCOR Group, Inc.	28,846	18,100,577
Encompass Health Corp.	244,663	26,939,843
Evercore, Inc., Class A	74,359	22,392,469
Fastenal Co.	516,623	23,831,819
Figma, Inc., Class A	15,954	1,842,687
Flex Ltd.(b)	623,871	31,112,447
GoDaddy, Inc., Class A(b)	82,672	13,358,142
Guidewire Software, Inc.(b)	92,254	20,869,700
HealthEquity, Inc.(b)	87,630	8,500,110
HEICO Corp.(a)	71,287	23,296,592
Hilton Worldwide Holdings, Inc.	164,586	44,122,215
Howmet Aerospace, Inc.	220,746	39,683,508
Insulet Corp.(b)	70,469	20,323,260
ITT, Inc.	111,351	18,925,216
Karman Holdings, Inc.(b)	131,572	6,802,272
Labcorp Holdings, Inc.	55,411	14,411,293
Lennox International, Inc.	12,227	7,446,243
LPL Financial Holdings, Inc.	70,364	27,845,146
MACOM Technology Solutions Holdings, Inc.(b)	151,543	20,782,607
MasTec, Inc.(b)	70,875	13,410,259
Microchip Technology, Inc.	289,312	19,554,598
Monolithic Power Systems, Inc.	35,331	25,128,820
Nasdaq, Inc.	246,841	23,751,041
Natera, Inc.(b)	112,819	15,079,388
NRG Energy, Inc.	97,029	16,223,249
Nutanix, Inc., Class A(b)	114,169	8,582,084
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	146,324	19,992,248
Palantir Technologies, Inc., Class A(b)	216,765	34,324,738
Planet Fitness, Inc., Class A(a)(b)	137,041	14,963,507
PriceSmart, Inc.	69,289	7,448,568
Q2 Holdings, Inc.(a)(b)	108,240	8,789,088
Quanta Services, Inc.	73,305	29,771,360
Republic Services, Inc.	12,545	2,893,504
Robinhood Markets, Inc., Class A(b)	204,162	21,038,894
Roblox Corp., Class A(a)(b)	77,555	10,686,303
Royal Caribbean Cruises Ltd.	56,767	18,044,526
Rubrik, Inc., Class A(b)	70,806	6,723,030
Ryan Specialty Holdings, Inc., Class A(a)	187,450	11,470,065
Samsara, Inc., Class A(b)	191,440	7,280,463
ServiceTitan, Inc.(b)	91,228	10,647,220
Take-Two Interactive Software, Inc.(b)	29,974	6,676,109
Targa Resources Corp.	43,017	7,158,459
Tenet Healthcare Corp.(b)	109,747	17,699,996
See accompanying notes which are an integral part of this schedule.
Invesco Global Opportunities Fund

Shares		Value
United States–(continued)
Texas Roadhouse, Inc.	97,773	$18,100,715
TKO Group Holdings, Inc.(a)	68,409	11,493,396
Toast, Inc., Class A(b)	346,729	16,934,244
Tradeweb Markets, Inc., Class A	182,572	25,295,351
Tyler Technologies, Inc.(b)	31,144	18,205,537
Ulta Beauty, Inc.(b)	19,871	10,233,764
Verisk Analytics, Inc.	69,572	19,390,412
Vertiv Holdings Co., Class A	185,288	26,977,933
Viking Holdings Ltd.(b)	322,486	18,936,378
Vistra Corp.	113,842	23,740,611
Wabtec Corp.	68,160	13,090,128
XPO, Inc.(a)(b)	101,503	12,209,796
Zscaler, Inc.(a)(b)	60,980	17,413,449
		1,423,539,215
Total Common Stocks & Other Equity Interests (Cost $2,084,625,126)		2,350,310,189
Money Market Funds–1.91%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e)	16,079,338	16,079,338
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	29,861,628	29,861,628
Total Money Market Funds (Cost $45,940,966)		45,940,966
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.87% (Cost $2,130,566,092)		2,396,251,155
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.42%
Invesco Private Government Fund, 4.32%(d)(e)(f)	22,736,333	$22,736,333
Invesco Private Prime Fund, 4.46%(d)(e)(f)	59,264,111	59,275,964
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $82,012,297)		82,012,297
TOTAL INVESTMENTS IN SECURITIES—103.29% (Cost $2,212,578,389)		2,478,263,452
OTHER ASSETS LESS LIABILITIES–(3.29)%		(79,043,694)
NET ASSETS–100.00%		$2,399,219,758
Investment Abbreviations:
ADR	– American Depositary Receipt
BR	– Bearer Shares
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2025.
(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2025 represented less than 1% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,358,016	$275,316,784	$(268,595,462)	$-	$-	$16,079,338	$774,347
Invesco Treasury Portfolio, Institutional Class	17,379,172	511,302,599	(498,820,143)	-	-	29,861,628	1,427,134
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	23,337,143	248,802,258	(249,403,068)	-	-	22,736,333	569,471*
Invesco Private Prime Fund	36,728,472	506,605,296	(484,054,139)	213	(3,878)	59,275,964	1,517,235*
Total	$86,802,803	$1,542,026,937	$(1,500,872,812)	$213	$(3,878)	$127,953,263	$4,288,187

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$27,971,462	$—	$27,971,462
Austria	—	7,566,620	—	7,566,620
Brazil	70,564,158	—	—	70,564,158
Canada	14,177,470	—	—	14,177,470
China	—	11,855,309	—	11,855,309
Denmark	—	23,131,246	—	23,131,246
Finland	—	7,211,297	—	7,211,297
France	—	59,217,190	—	59,217,190
Germany	—	42,973,890	—	42,973,890
Hong Kong	—	10,817,346	—	10,817,346
India	—	9,623,313	—	9,623,313
Indonesia	—	22,259,560	—	22,259,560
Ireland	—	11,602,200	—	11,602,200
Israel	7,469,041	—	—	7,469,041
Italy	—	12,541,790	—	12,541,790
Japan	—	264,959,559	—	264,959,559
Netherlands	—	7,661,677	—	7,661,677
South Africa	—	2,556,466	—	2,556,466
South Korea	—	23,537,269	—	23,537,269
Sweden	5,333,735	64,664,546	—	69,998,281
Switzerland	—	69,760,253	—	69,760,253
Taiwan	—	16,403,237	—	16,403,237
Thailand	—	25,710,514	—	25,710,514
United Kingdom	10,761,192	96,440,634	—	107,201,826
United States	1,423,539,215	—	—	1,423,539,215
Money Market Funds	45,940,966	82,012,297	—	127,953,263
Total Investments	$1,577,785,777	$900,477,675	$—	$2,478,263,452
Invesco Global Opportunities Fund